SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Right-of-use Assets Net
Finance lease, right-of-use assets, net (classified under property and equipment, net)	$ 290	$ 214
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Assets, Noncurrent	Assets, Noncurrent
Operating lease, right-of-use assets, net	$ 804	$ 308
Total right-of-use assets, net	1,094	522
Finance lease liabilities	$ 70	$ 57
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total Liabilities Current	Total Liabilities Current
Operating lease liabilities	$ 292	$ 308
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current
Total Liabilities Current	$ 362	$ 365
Finance lease liabilities	$ 178	$ 142
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total Liabilities Non Current	Total Liabilities Non Current
Operating lease liabilities	$ 551	$ 38
Total Liabilities Non Current	729	180
Total lease liabilities	$ 1,091	$ 545